RELATED PARTIES	3 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES	NOTE 9 – RELATED PARTIES Balances with Related Parties:

	As of March 31,	As of December 31,
	2023	2022	2021
	(unaudited)
Due to related companies Mr. Zonghan Wu	56,574	29,740	-
Total	56,574	29,740	-